Other Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current assets
Amount of receivables sold during the period	$ 170,000	$ 232,000
Other receivables	158,000	8,000
Income taxes receivable	64,000	45,000
Prepaid expenses	54,000	39,000
Contract assets	49,000	53,000
Value-added tax receivable	28,000	46,000
Other	67,000	55,000
Total other current assets	$ 589,000	$ 480,000